Allowance for Loan Losses - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	$ 7,675	$ 11,135
Loans collectively evaluated for general impairment	644,244	565,191
Acquired with deteriorated credit quality	338	749
Total Gross Loans	652,257	577,075
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	7,262	10,991
Loans collectively evaluated for general impairment	506,368	449,138
Acquired with deteriorated credit quality	33	749
Total Gross Loans	513,663	460,878
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for general impairment	124,128	100,187
Total Gross Loans	124,846	100,331
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	413	144
Loans collectively evaluated for general impairment	13,748	15,866
Acquired with deteriorated credit quality	305
Total Gross Loans	$ 13,748	$ 15,866